Schedule of investments
Delaware Corporate Bond Fund	April 30, 2022 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bonds — 0.42%
Kaman 3.25% exercise price $65.27, maturity date 5/1/24	3,500,000	$ 3,425,100
Spirit Airlines 1.00% exercise price $49.07, maturity date 5/15/26	1,790,000	1,635,165
Total Convertible Bonds (cost $5,106,654)		5,060,265

Corporate Bonds — 89.28%
Banking — 16.44%
Ally Financial
4.70% 5/15/26 μ, ψ	5,330,000	4,619,111
5.75% 11/20/25	9,695,000	9,969,875
8.00% 11/1/31	1,840,000	2,191,728
Bank of America
2.482% 9/21/36 μ	14,900,000	11,944,621
4.571% 4/27/33 μ	4,395,000	4,379,540
6.125% 4/27/27 μ, ψ	3,505,000	3,513,762

Bank of New York Mellon 4.70% 9/20/25 μ, ψ	8,770,000	8,770,000
Barclays 5.20% 5/12/26	3,270,000	3,317,595
BPCE 144A 3.582% 10/19/42 #, μ	2,695,000	2,084,246
Credit Agricole 144A 2.811% 1/11/41 #	10,895,000	7,954,271
Credit Suisse Group
144A 4.50% 9/3/30 #, μ, ψ	1,790,000	1,438,712
144A 5.25% 2/11/27 #, μ, ψ	3,220,000	2,837,625

Fifth Third Bancorp 4.337% 4/25/33 μ	2,470,000	2,463,276
Goldman Sachs Group
1.542% 9/10/27 μ	9,999,000	8,846,534
2.383% 7/21/32 μ	10,220,000	8,455,504
JPMorgan Chase & Co.
1.47% 9/22/27 μ	6,965,000	6,192,302
1.764% 11/19/31 μ	9,675,000	7,839,712
4.586% 4/26/33 μ	1,660,000	1,669,069
Morgan Stanley
1.928% 4/28/32 μ	2,500,000	2,016,059
2.484% 9/16/36 μ	14,899,000	11,934,342

NatWest Group 4.60% 6/28/31 μ, ψ	4,175,000	3,507,945
PNC Bank 4.05% 7/26/28	3,665,000	3,627,996
PNC Financial Services Group 6.00% 5/15/27 μ, ψ	1,885,000	1,885,000
Popular 6.125% 9/14/23	5,020,000	5,150,771
State Street
1.684% 11/18/27 μ	4,165,000	3,809,368
2.203% 2/7/28 μ	3,630,000	3,371,062
NQ-460 [4/22] 6/22 (2257067)    1

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
SVB Financial Group
2.10% 5/15/28	5,155,000	$ 4,536,112
4.00% 5/15/26 μ, ψ	5,355,000	4,663,937
4.57% 4/29/33 μ	3,275,000	3,248,881

Truist Bank 2.636% 9/17/29 μ	10,460,000	10,130,828
Truist Financial 4.95% 9/1/25 μ, ψ	8,635,000	8,645,794
UBS 7.625% 8/17/22	4,145,000	4,196,724
UBS Group
144A 3.179% 2/11/43 #, μ	1,965,000	1,547,837
144A 4.375% 2/10/31 #, μ, ψ	4,390,000	3,675,308
US Bancorp
2.215% 1/27/28 μ	2,140,000	1,988,715
2.491% 11/3/36 μ	3,030,000	2,550,152
2.677% 1/27/33 μ	2,230,000	1,975,212
3.70% 1/15/27 μ, ψ	2,980,000	2,553,175
Wells Fargo & Co.
3.526% 3/24/28 μ	1,660,000	1,595,574
3.90% 3/15/26 μ, ψ	5,915,000	5,400,839
4.611% 4/25/53 μ	3,260,000	3,215,741

Westpac Banking 3.133% 11/18/41	3,645,000	2,831,307
		196,546,162
Basic Industry — 3.94%
Georgia-Pacific 8.00% 1/15/24	4,345,000	4,696,468
Graphic Packaging International 144A 3.50% 3/1/29 #	3,155,000	2,794,604
Newmont
2.25% 10/1/30	3,210,000	2,744,703
2.60% 7/15/32	2,570,000	2,190,714
2.80% 10/1/29	9,845,000	8,945,827

Nucor 3.125% 4/1/32	2,600,000	2,342,326
Sherwin-Williams 2.90% 3/15/52	11,730,000	8,533,066
Steel Dynamics 1.65% 10/15/27	2,520,000	2,227,050
Suzano Austria 3.125% 1/15/32	7,100,000	5,744,042
Westlake 3.125% 8/15/51	9,465,000	6,945,020
		47,163,820
Brokerage — 2.10%
Blackstone Holdings Finance 144A 1.625% 8/5/28 #	2,865,000	2,463,813
Charles Schwab
5.00% 6/1/27 μ, ψ	3,050,000	2,946,209
5.375% 6/1/25 μ, ψ	4,195,000	4,247,731
2    NQ-460 [4/22] 6/22 (2257067)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Brokerage (continued)
Jefferies Group
2.625% 10/15/31	7,385,000	$ 6,077,594
6.45% 6/8/27	6,437,000	7,090,255
6.50% 1/20/43	2,090,000	2,286,402
		25,112,004
Capital Goods — 4.83%
Amcor Flexibles North America 2.69% 5/25/31	5,505,000	4,786,672
Amphenol 2.20% 9/15/31	3,585,000	2,979,477
Ardagh Metal Packaging Finance USA 144A 4.00% 9/1/29 #	3,515,000	3,016,731
Ashtead Capital
144A 1.50% 8/12/26 #	6,880,000	6,128,498
144A 2.45% 8/12/31 #	4,995,000	4,078,607

Boeing 3.75% 2/1/50	9,770,000	7,491,829
Lockheed Martin
3.90% 6/15/32	3,205,000	3,183,905
4.15% 6/15/53	2,390,000	2,321,874

Madison IAQ 144A 4.125% 6/30/28 #	1,880,000	1,652,097
Pactiv Evergreen Group Issuer 144A 4.00% 10/15/27 #	3,385,000	2,958,168
Teledyne Technologies 2.25% 4/1/28	13,780,000	12,318,740
Waste Connections 2.95% 1/15/52	2,315,000	1,727,080
Weir Group 144A 2.20% 5/13/26 #	5,605,000	5,078,354
		57,722,032
Communications — 11.69%
Altice France
144A 5.125% 1/15/29 #	3,720,000	3,161,516
144A 5.50% 10/15/29 #	3,395,000	2,889,603

AMC Networks 4.75% 8/1/25	3,325,000	3,214,693
AT&T
3.10% 2/1/43	12,902,000	10,000,543
3.50% 9/15/53	8,450,000	6,629,369
4.50% 5/15/35	3,270,000	3,227,161
CCO Holdings
144A 4.50% 6/1/33 #	945,000	774,900
144A 4.75% 2/1/32 #	3,870,000	3,332,883

Cellnex Finance 144A 3.875% 7/7/41 #	5,367,000	4,025,277
Charter Communications Operating 3.85% 4/1/61	9,585,000	6,547,279
Comcast 3.20% 7/15/36	12,674,000	11,012,130
CSC Holdings 144A 4.50% 11/15/31 #	5,855,000	4,819,748
NQ-460 [4/22] 6/22 (2257067)    3

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)

Directv Financing 144A 5.875% 8/15/27 #	3,965,000	$ 3,739,491
Discovery Communications 4.00% 9/15/55	7,970,000	5,989,873
Magallanes
144A 3.755% 3/15/27 #	5,875,000	5,689,112
144A 4.279% 3/15/32 #	1,020,000	948,084
144A 5.141% 3/15/52 #	7,660,000	6,843,242

Netflix 4.875% 4/15/28	2,970,000	2,911,847
Rogers Communications
144A 3.80% 3/15/32 #	1,950,000	1,797,322
144A 4.55% 3/15/52 #	2,470,000	2,195,831

Sprint Spectrum 144A 4.738% 9/20/29 #	3,146,250	3,172,302
Time Warner Cable 7.30% 7/1/38	3,110,000	3,492,570
Time Warner Entertainment 8.375% 3/15/23	6,100,000	6,376,140
T-Mobile USA
3.00% 2/15/41	5,100,000	3,893,201
3.375% 4/15/29	7,795,000	7,060,711
144A 3.375% 4/15/29 #	5,810,000	5,262,698
Verizon Communications
144A 2.355% 3/15/32 #	1,400,000	1,176,413
3.875% 3/1/52	3,320,000	2,898,069
4.50% 8/10/33	10,110,000	10,124,734

Virgin Media Secured Finance 144A 5.50% 5/15/29 #	7,158,000	6,632,961
		139,839,703
Consumer Cyclical — 5.99%
ADT Security 144A 4.875% 7/15/32 #	3,663,000	3,107,030
Amazon.com
2.50% 6/3/50	7,015,000	5,198,590
3.95% 4/13/52	4,115,000	3,951,232

Aptiv 3.10% 12/1/51	14,876,000	10,239,544
AutoNation
1.95% 8/1/28	8,295,000	7,099,675
2.40% 8/1/31	3,910,000	3,166,837
3.85% 3/1/32	2,140,000	1,932,449

Daimler Trucks Finance North America 144A 2.375% 12/14/28 #	6,347,000	5,600,099
Ford Motor 3.25% 2/12/32	3,580,000	2,915,319
Ford Motor Credit
2.30% 2/10/25	1,045,000	971,756
2.90% 2/16/28	4,020,000	3,453,361
2.90% 2/10/29	1,525,000	1,271,766

4    NQ-460 [4/22] 6/22 (2257067)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)

General Motors 6.60% 4/1/36	4,401,000	$ 4,751,337
General Motors Financial
3.10% 1/12/32	900,000	759,690
5.70% 9/30/30 μ, ψ	5,005,000	4,904,900

Levi Strauss & Co. 144A 3.50% 3/1/31 #	2,866,000	2,483,661
Lowe's 2.80% 9/15/41	8,635,000	6,590,651
Prime Security Services Borrower 144A 3.375% 8/31/27 #	952,000	814,431
VICI Properties
4.95% 2/15/30	880,000	874,676
5.125% 5/15/32	1,540,000	1,530,914
		71,617,918
Consumer Non-Cyclical — 5.61%
Amgen 3.00% 1/15/52	2,970,000	2,152,069
Baxter International 144A 3.132% 12/1/51 #	6,660,000	4,964,488
Bimbo Bakeries USA 144A 4.00% 5/17/51 #	3,540,000	3,028,354
Bunge Finance 2.75% 5/14/31	7,475,000	6,467,810
CSL Finance
144A 4.05% 4/27/29 #	1,240,000	1,234,313
144A 4.75% 4/27/52 #	2,005,000	1,976,020

CVS Health 2.70% 8/21/40	6,151,000	4,648,882
HCA 144A 3.125% 3/15/27 #	2,640,000	2,486,004
JBS USA 144A 3.00% 2/2/29 #	3,287,000	2,929,835
Keurig Dr Pepper 3.95% 4/15/29	4,190,000	4,090,842
Mozart Debt Merger Sub 144A 3.875% 4/1/29 #	4,740,000	4,148,116
Perrigo Finance Unlimited 4.375% 3/15/26	7,415,000	7,172,533
Royalty Pharma 3.35% 9/2/51	9,793,000	6,986,819
Sodexo
144A 1.634% 4/16/26 #	5,520,000	5,030,534
144A 2.718% 4/16/31 #	2,290,000	2,025,488

Takeda Pharmaceutical 3.175% 7/9/50	1,400,000	1,074,324
Tenet Healthcare 144A 4.25% 6/1/29 #	3,575,000	3,234,910
Viatris 4.00% 6/22/50	3,778,000	2,799,930
Viterra Finance 144A 4.90% 4/21/27 #	711,000	699,547
		67,150,818
Electric — 9.22%
Berkshire Hathaway Energy 2.85% 5/15/51	2,767,000	2,019,511
CMS Energy 4.75% 6/1/50 μ	1,291,000	1,242,588
Commonwealth Edison 2.75% 9/1/51	5,025,000	3,732,992
Duke Energy 3.25% 1/15/82 μ	2,425,000	2,064,144
NQ-460 [4/22] 6/22 (2257067)    5

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
Duke Energy Carolinas
3.55% 3/15/52	630,000	$ 544,061
3.95% 11/15/28	1,842,000	1,843,160

Edison International 5.375% 3/15/26 μ, ψ	2,695,000	2,492,417
Entergy Texas 3.55% 9/30/49	2,695,000	2,254,755
Eversource Energy 2.90% 3/1/27	2,145,000	2,041,830
Fells Point Funding Trust 144A 3.046% 1/31/27 #	4,685,000	4,411,747
FirstEnergy Transmission 144A 4.55% 4/1/49 #	1,060,000	915,155
IPALCO Enterprises 4.25% 5/1/30	3,220,000	3,078,157
Liberty Utilities Finance GP 1 144A 2.05% 9/15/30 #	3,000,000	2,498,649
NextEra Energy Capital Holdings 3.00% 1/15/52	3,460,000	2,588,759
NRG Energy
144A 2.45% 12/2/27 #	2,470,000	2,191,887
144A 3.375% 2/15/29 #	2,160,000	1,833,548
144A 3.625% 2/15/31 #	1,735,000	1,447,155
144A 3.75% 6/15/24 #	2,635,000	2,614,218
144A 4.45% 6/15/29 #	4,220,000	4,051,640
Oglethorpe Power
3.75% 8/1/50	5,235,000	4,367,646
144A 4.50% 4/1/47 #	5,500,000	5,049,298
Pacific Gas and Electric
2.10% 8/1/27	6,810,000	5,876,362
3.30% 8/1/40	1,125,000	821,111
3.50% 8/1/50	1,690,000	1,180,510
4.60% 6/15/43	4,405,000	3,571,120
4.95% 7/1/50	3,615,000	3,022,643

PacifiCorp 2.90% 6/15/52	13,799,000	10,599,771
Public Service Co. of Oklahoma 3.15% 8/15/51	4,285,000	3,310,027
San Diego Gas & Electric 3.32% 4/15/50	2,270,000	1,855,568
Sempra Energy
4.125% 4/1/52 μ	4,365,000	3,844,115
4.875% 10/15/25 μ, ψ	7,360,000	7,268,000
Southern California Edison
3.45% 2/1/52	1,680,000	1,328,253
4.125% 3/1/48	3,090,000	2,680,458
4.875% 3/1/49	1,865,000	1,811,277
6.00% 1/15/34	1,415,000	1,545,705

Southwestern Electric Power 3.25% 11/1/51	4,281,000	3,274,311
Union Electric 3.90% 4/1/52	430,000	391,948
Vistra Operations
144A 3.55% 7/15/24 #	4,381,000	4,312,410
6    NQ-460 [4/22] 6/22 (2257067)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
Vistra Operations
144A 4.30% 7/15/29 #	290,000	$ 269,889
		110,246,795
Energy — 7.84%
BP Capital Markets 4.875% 3/22/30 μ, ψ	8,805,000	8,468,869
BP Capital Markets America 2.939% 6/4/51	2,260,000	1,677,734
Cheniere Corpus Christi Holdings 7.00% 6/30/24	6,760,000	7,094,298
ConocoPhillips 3.80% 3/15/52	3,575,000	3,222,424
Continental Resources 4.375% 1/15/28	10,285,000	10,040,525
Diamondback Energy
3.125% 3/24/31	7,355,000	6,570,372
4.25% 3/15/52	2,125,000	1,863,588
Enbridge
1.60% 10/4/26	3,180,000	2,876,708
2.50% 8/1/33	1,720,000	1,423,810
5.75% 7/15/80 μ	4,710,000	4,686,450
Energy Transfer
6.25% 4/15/49	3,410,000	3,451,089
6.50% 11/15/26 μ, ψ	9,654,000	9,196,497

Enterprise Products Operating 3.30% 2/15/53	4,590,000	3,456,936
EQM Midstream Partners 144A 4.75% 1/15/31 #	3,775,000	3,372,207
Galaxy Pipeline Assets Bidco 144A 2.94% 9/30/40 #	4,181,006	3,503,276
NuStar Logistics 5.625% 4/28/27	3,444,000	3,309,116
ONEOK 7.50% 9/1/23	6,625,000	6,918,346
Targa Resources Partners
4.00% 1/15/32	2,880,000	2,616,250
4.875% 2/1/31	3,225,000	3,104,804

TransCanada PipeLines 2.50% 10/12/31	5,105,000	4,358,427
Valero Energy 3.65% 12/1/51	3,225,000	2,520,306
		93,732,032
Finance Companies — 3.58%
AerCap Ireland Capital DAC
3.00% 10/29/28	3,086,000	2,686,546
3.40% 10/29/33	7,872,000	6,468,018
6.50% 7/15/25	1,720,000	1,785,320
Air Lease
2.875% 1/15/32	3,880,000	3,202,611
4.125% 12/15/26 μ, ψ	2,295,000	1,955,037
Aviation Capital Group
144A 1.95% 1/30/26 #	7,894,000	7,060,678
NQ-460 [4/22] 6/22 (2257067)    7

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies (continued)
Aviation Capital Group
144A 5.50% 12/15/24 #	8,565,000	$ 8,703,479
Avolon Holdings Funding
144A 2.75% 2/21/28 #	6,470,000	5,575,674
144A 4.25% 4/15/26 #	3,465,000	3,326,750

DAE Sukuk DIFC 144A 3.75% 2/15/26 #	2,140,000	2,060,465
		42,824,578
Insurance — 5.77%
Aon 2.90% 8/23/51	7,710,000	5,637,425
Arthur J Gallagher & Co. 3.50% 5/20/51	12,045,000	9,763,648
Athene Global Funding 144A 1.985% 8/19/28 #	4,980,000	4,211,427
Athene Holding
3.45% 5/15/52	3,215,000	2,371,527
3.95% 5/25/51	5,365,000	4,356,406

Berkshire Hathaway Finance 3.85% 3/15/52	4,595,000	4,097,612
Brighthouse Financial
3.85% 12/22/51	2,395,000	1,770,837
4.70% 6/22/47	4,863,000	4,188,847

Brown & Brown 4.95% 3/17/52	3,423,000	3,291,265
Centene 4.625% 12/15/29	2,675,000	2,594,750
Equitable Holdings 4.95% 9/15/25 μ, ψ	2,815,000	2,816,407
Global Atlantic 144A 4.70% 10/15/51 #, μ	5,070,000	4,610,455
Hartford Financial Services Group 2.90% 9/15/51	3,625,000	2,684,226
Humana 1.35% 2/3/27	4,087,000	3,613,086
Jackson Financial
144A 3.125% 11/23/31 #	3,140,000	2,665,209
144A 4.00% 11/23/51 #	3,075,000	2,410,600

MetLife 3.85% 9/15/25 μ, ψ	1,810,000	1,728,188
Prudential Financial 3.70% 10/1/50 μ	7,005,000	6,146,012
		68,957,927
Media — 0.18%
VZ Secured Financing 144A 5.00% 1/15/32 #	2,540,000	2,196,478
		2,196,478
Natural Gas — 0.17%
Atmos Energy 2.85% 2/15/52	473,000	360,548
Southern California Gas 2.95% 4/15/27	1,788,000	1,711,359
		2,071,907
Real Estate Investment Trusts — 3.12%
American Homes 4 Rent 3.625% 4/15/32	1,920,000	1,749,118
8    NQ-460 [4/22] 6/22 (2257067)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Real Estate Investment Trusts (continued)
Corporate Office Properties
2.00% 1/15/29	4,145,000	$ 3,463,406
2.75% 4/15/31	7,815,000	6,639,215
Crown Castle International
1.05% 7/15/26	5,500,000	4,860,338
2.10% 4/1/31	3,358,000	2,725,493

Extra Space Storage 2.35% 3/15/32	9,040,000	7,450,044
Global Net Lease 144A 3.75% 12/15/27 #	3,160,000	2,841,739
Host Hotels & Resorts 2.90% 12/15/31	3,355,000	2,835,105
MPT Operating Partnership 3.50% 3/15/31	3,180,000	2,705,957
Public Storage 1.85% 5/1/28	2,240,000	1,995,844
		37,266,259
Technology — 6.83%
Alphabet 2.05% 8/15/50	5,675,000	3,916,162
Autodesk 2.40% 12/15/31	4,910,000	4,122,500
Broadcom 144A 3.469% 4/15/34 #	6,817,000	5,793,417
Broadridge Financial Solutions 2.60% 5/1/31	8,112,000	6,943,911
CDW 3.276% 12/1/28	14,580,000	13,177,696
Clarivate Science Holdings 144A 3.875% 7/1/28 #	3,763,000	3,354,602
CoStar Group 144A 2.80% 7/15/30 #	4,235,000	3,694,871
Entegris Escrow 144A 4.75% 4/15/29 #	3,650,000	3,522,871
Global Payments
2.15% 1/15/27	2,335,000	2,119,874
2.90% 11/15/31	6,595,000	5,663,098

Iron Mountain Information Management Services 144A 5.00% 7/15/32 #	4,176,000	3,687,784
Marvell Technology
1.65% 4/15/26	4,460,000	4,065,294
2.45% 4/15/28	2,820,000	2,511,241

NCR 144A 5.125% 4/15/29 #	3,525,000	3,363,396
NXP
144A 3.125% 2/15/42 #	2,940,000	2,285,202
144A 5.55% 12/1/28 #	3,750,000	3,936,455

VMware 1.80% 8/15/28	8,370,000	7,123,102
Workday
3.50% 4/1/27	590,000	575,557
3.70% 4/1/29	915,000	875,444
3.80% 4/1/32	960,000	908,997
		81,641,474
NQ-460 [4/22] 6/22 (2257067)    9

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation — 1.85%
Burlington Northern Santa Fe 2.875% 6/15/52	852,000	$ 655,510
Canadian Pacific Railway 3.00% 12/2/41	2,505,000	2,039,470
DAE Funding
144A 1.55% 8/1/24 #	2,260,000	2,109,882
144A 3.375% 3/20/28 #	1,105,000	1,009,694

Delta Air Lines 144A 7.00% 5/1/25 #	5,732,000	6,142,745
Mileage Plus Holdings 144A 6.50% 6/20/27 #	5,115,000	5,222,875
Seaspan 144A 5.50% 8/1/29 #	3,050,000	2,696,962
Union Pacific 3.375% 2/14/42	555,000	479,511
United Airlines 2019-1 Class AA Pass Through Trust Series 2019-1 AA 4.15% 2/25/33 ♦	1,767,857	1,727,841
		22,084,490
Utilities — 0.12%
Essential Utilities 3.351% 4/15/50	1,765,000	1,410,860
		1,410,860
Total Corporate Bonds (cost $1,222,994,007)		1,067,585,257

Municipal Bonds — 0.51%
Commonwealth of Puerto Rico
2.646% 11/1/43	909,740	474,202
Series A 2.993% 7/1/24 ^	93,723	85,269
Series A 4.363% 7/1/33 ^	234,473	134,133
Series A1 4.00% 7/1/33	182,199	169,409
Series A1 4.00% 7/1/35	163,773	151,845
Series A1 4.00% 7/1/37	140,560	126,708
Series A1 4.00% 7/1/41	191,108	172,303
Series A1 4.00% 7/1/46	198,750	174,850
Series A1 5.375% 7/1/25	202,919	209,798
Series A1 5.625% 7/1/27	201,081	213,301
Series A1 5.625% 7/1/29	197,819	213,182
Series A1 5.75% 7/1/31	192,140	210,297
Series A1 5.25% 7/1/23	203,490	206,009
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	3,821,632	3,530,233
Total Municipal Bonds (cost $6,368,835)		6,071,539

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(Unaudited)
	Principal amount°	Value (US $)

Loan Agreements — 2.84%
AmWINS Group 3.012% ((LIBOR01M + 2.25%)) 2/19/28 •	2,853,887	$ 2,807,512
Applied Systems 1st Lien 4.006% (LIBOR03M + 3.00%) 9/19/24 •	2,925,158	2,921,168
Energizer Holdings 2.938% ((LIBOR01M + 2.25%)) 12/22/27 •	2,992,125	2,970,306
Ensemble RCM 4.989% (LIBOR03M + 3.75%) 8/3/26 •	2,957,089	2,951,544
Gates Global Tranche B-3 3.264% ((LIBOR01M + 2.50%)) 3/31/27 •	2,972,375	2,923,542
Horizon Therapeutics USA Tranche B-2 2.438% ((LIBOR01M + 1.75%)) 3/15/28 •	2,861,100	2,827,720
Informatica 3.563% ((LIBOR01M + 2.75%)) 10/27/28 •	3,000,000	2,963,751
Prime Security Services Borrower Tranche B-1 3.50% ((LIBOR03M + 2.75%)) 9/23/26 •	2,979,900	2,948,471
RealPage 1st Lien 4.014% (LIBOR01M + 3.25%) 4/24/28 •	3,014,850	2,974,149
Reynolds Group Holdings Tranche B-2 4.014% ((LIBOR01M + 3.25%)) 2/5/26 •	2,977,317	2,904,125
Standard Industries 3.788% (LIBOR03M + 2.50%) 9/22/28 •	4,801,179	4,796,815
Total Loan Agreements (cost $34,387,125)		33,989,103

US Treasury Obligations — 2.14%
US Treasury Bonds 2.50% 3/31/27	4,495,000	4,405,276
US Treasury Note 1.875% 2/15/32	23,160,000	21,151,595
Total US Treasury Obligations (cost $26,294,371)		25,556,871
	Number of shares
Convertible Preferred Stock — 0.30%
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	22,731	1,118,820
Lyondellbasell Advanced Polymers 6.00% exercise price $52.33 ω	2,808	2,485,080
Total Convertible Preferred Stock (cost $4,053,106)		3,603,900

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Schedule of investments
Delaware Corporate Bond Fund (Unaudited)
	Number of shares	Value (US $)

Short-Term Investments — 4.05%
Money Market Mutual Funds — 4.05%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.31%)	12,098,712	$ 12,098,712
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.16%)	12,098,712	12,098,712
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.32%)	12,098,712	12,098,712
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.30%)	12,098,712	12,098,712
Total Short-Term Investments (cost $48,394,848)		48,394,848
Total Value of Securities—99.54% (cost $1,347,598,946)		1,190,261,783

Receivables and Other Assets Net of Liabilities—0.46%		5,538,240
Net Assets Applicable to 223,193,740 Shares Outstanding—100.00%		$1,195,800,023
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2022, the aggregate value of Rule 144A securities was $276,887,873, which represents 23.16% of the Fund's net assets.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at April 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
ω	Perpetual security with no stated maturity date.
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(Unaudited)
Summary of abbreviations:
DAC – Designated Activity Company
DIFC – Dubai International Financial Centre
GS – Goldman Sachs
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
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